Insurance (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liabilities for Unpaid Claims and Claim Expenses
Balance at January 1	$ 10,708	$ 8,219	$ 8,260
Less: Reinsurance recoverables	2,198	547	1,042
Net balance at January 1	8,510	7,672	7,218
Acquisitions, net	0	583	0
Incurred related to:
Current year	9,028	6,482	6,569
Prior years	(199)	(75)	(152)
Total incurred	8,829	6,407	6,417
Paid related to:
Current year	(6,238)	(4,050)	(3,972)
Prior years	(2,420)	(2,102)	(1,991)
Total paid	(8,658)	(6,152)	(5,963)
Net balance at December 31	8,681	8,510	7,672
Add: Reinsurance recoverables	1,436	2,198	547
Balance at December 31	$ 10,117	$ 10,708	$ 8,219